Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 409	€ 281	€ 696
Other operating expense	709	693	1,415
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	88	79	€ 164
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	100	92
Gains on divestment of some mature products	156	€ 147
Daiichi Sankyo | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 119